Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes	The income tax provision consists of the following:
	2024	2023
Current:
Hong Kong	$(29,689)	$291,326
Malaysia	205	7,279
	$(29,484)	$298,605

Deferred	-	-
	$(29,484)	$298,605

Schedule of Components of Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the years ended December 31, 2024 and 2023, respectively.

	2024	2023
(Loss) \ Income before provision for income taxes	$(3,900,897)	$1,431,255
Tax at the domestic income tax rate of 16.5%	(643,648)	236,157
Tax effect of Hong Kong at graduated rates	21,290	(21,290)
Foreign tax rate differentials	(6,782)	2,102
Non-deductible expenses for tax purpose	370,804	110,412
Unrecognize tax benefit	216,736	-
Non-taxable income	43,921	(22,790)
Prior year accrual	(31,805)	(5,986)
Income tax expense	$(29,484)	$298,605